Nationwide Bailard International Equities Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	26.57%	8.60%	6.70%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.23%	7.69%	5.94%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.23%	6.67%	5.24%
Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.70%	10.26%	7.71%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.58%	10.24%	7.70%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.57%	10.20%	7.63%